Loan Payable - Schedule of Loan Payable (Details) - Related Party [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Loan Payable [Line Items]
Current	$ 2,645,465	$ 479,498
Non-current		2,054,992
Total	$ 2,645,465	$ 2,534,490